Property, Vehicles, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Office equipment	Motor vehicles	Leasehold improvement	Total
	EUR	EUR	EUR	EUR
Cost:
At December 31, 2022	16,285	-	7,200	23,485
Additions	11,497	2,050	-	13,547
Disposals	(8,125)	-	-	(8,125)
At June 30, 2023	19,657	2,050	7,200	28,907

Accumulated depreciation:
At December 31, 2022	9,240	-	2,880	12,120
Depreciation for the period	1,309	-	720	2,029
Depreciation on disposal	-	-	-	-
At June 30, 2023	10,549	-	3,600	14,149

Net carrying amount:
At December 31, 2022	7,045	-	4,320	11,365
At June 30, 2023	9,108	2,050	3,600	14,758